Schedule of Annual Maturities of Capital Leases (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
2015	$ 947,422
2016	1,305,426
2017	851,411
2018	0
2019	0
Total capital lease commitments	3,104,259
Less: current portion of capital leases	(947,422)	(506,506)
Long term portion of capital leases	2,156,837	2,042,359
Total capital lease commitments	$ 3,104,259